Optimize AI Smart Sentiment Event-Driven ETF
SCHEDULE OF INVESTMENTS (UNAUDITED)
June 30, 2023
	Shares	Value

COMMON STOCKS - 91.66%
Banks - 19.40%
Bank of America Corp.	900	$25,821
Citigroup, Inc.	578	26,611
JPMorgan Chase & Co.	186	27,052
Wells Fargo & Co.	631	26,931
		106,415
Beverages - 12.25%
Constellation Brands, Inc.	109	26,828
PepsiCo, Inc.	218	40,378
		67,206
Capital Markets - 14.60%
BlackRock, Inc.	39	26,954
Morgan Stanley	312	26,645
The Charles Schwab Corp.	467	26,470
		80,069
Consumer Staples Distribution - 6.23%
Walgreens Boots Alliance, Inc.	1,200	34,188

Food Products - 7.23%
Conagra Brands, Inc.	1,175	39,621

Health Care Providers & Service - 7.36%
UnitedHealth Group, Inc.	84	40,374

Passenger Airlines - 7.80%
Delta Air Lines, Inc.	900	42,786

Semiconductors & Semiconductor - 11.96%
Micron Technology, Inc.	400	25,244
Taiwan Semiconductor Manufacturing Co Ltd. - ADR	400	40,368
		65,612
Textiles, Apparel & Luxury Goods - 4.83%
NIKE, Inc.	240	26,489
Total Common Stocks		502,760
(Cost $505,986)

EXCHANGE TRADED FUNDS - 5.01%
SPDR S&P 500 ETF Trust	62	27,483
Total Exchange Traded Funds
(Cost $26,034)		27,483

SHORT-TERM INVESTMENTS - 1.32%
Money Market Funds - 1.32%
First American Government Obligations Fund, Class X, 5.01% (b)	7,257	7,257
Total Short-Term Investments
(Cost $7,257)		7,257

Total Investments - 97.99%
(Cost $539,277)		537,500
Other Assets in Excess of Liabilities - 2.01%		11,027
Total Net Assets - 100.00%		$548,527

ADR	American Depository Receipt
(a)	Foreign security.
(b)	The rate quoted is the annualized seven-day effective yield as of June 30, 2023.

Investment Valuation –
The following is a summary of the Fund’s pricing procedures. It is intended to be a genera discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange traded funds, are valued at their reported net asset values (“NAV”). To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

Exchange traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of June 30, 2023:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks (1)	$502,760	$-	$-	$502,760
Exchange Traded Funds	27,483	-	-	27,483
Short-Term Investments	7,257	-	-	7,257
Total	$537,500	$-	$-	$537,500

(1)	Please refer to the Schedule of Investments to view Common Stocks segregated by industry type.

As of the period ended June 30, 2023, the Fund did not hold any level 3 securities, nor were there any transfers into or out of Level 3.